Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2019 (Unaudited)

Principal Amount†			Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: 135.5%
			Aerospace & Defense: 1.2%
	85,664		1199169 B.C. Unlimited Liability Company 2019 Term Loan B2, 6.602%, (US0003M + 4.000%), 04/06/26	$86,045	0.0
	159,336		Dynasty Acquisition Co., Inc. 2019 Term Loan B1, 6.602%, (US0003M + 4.000%), 04/06/26	160,044	0.1
	496,250		KBR, Inc. Term Loan B, 6.189%, (US0001M + 3.750%), 04/25/25	496,250	0.2
	3,140,225		Maxar Technologies Ltd. Term Loan B, 5.190%, (US0001M + 2.750%), 10/04/24	2,781,061	0.9
				3,523,400	1.2

			Auto Components: 0.6%
	1,821,917		Broadstreet Partners, Inc. 2018 Term Loan B, 5.689%, (US0001M + 3.250%), 11/08/23	1,813,376	0.6

			Automotive: 5.6%
	2,263,682		Bright Bidco B.V. 2018 Term Loan B, 6.048%, (US0003M + 3.500%), 06/30/24	1,729,831	0.6
	1,716,618		Dynacast International LLC Term Loan B2, 5.851%, (US0003M + 3.250%), 01/28/22	1,680,140	0.5
EUR	980,075		Gates Global LLC 2017 EUR Repriced Term Loan B, 3.000%, (EUR003M + 3.000%), 04/01/24	1,090,785	0.3
	2,961,051		Gates Global LLC 2017 USD Repriced Term Loan B, 5.189%, (US0001M + 2.750%), 04/01/24	2,948,627	1.0
	558,600		Holley Purchaser, Inc. Term Loan B, 7.583%, (US0003M + 5.000%), 10/24/25	548,824	0.2
	250,000		IAA Spinco Inc. Term Loan B, 4.753%, (US0003M + 2.250%), 05/22/26	250,938	0.1
	1,728,833		Mavis Tire Express Services Corp. 2018 1st Lien Term Loan, 5.680%, (US0001M + 3.250%), 03/20/25	1,702,900	0.6
	218,922	(1)	Mavis Tire Express Services Corp. 2018 Delayed Draw Term Loan, 5.736%, (US0003M + 3.250%), 03/20/25	215,639	0.1
Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Automotive: (continued)
15,476	Mister Car Wash Holdings, Inc. 2019 Delayed Draw Term Loan, 6.003%, (US0003M + 3.500%), 05/14/26	$15,470	0.0
309,524	Mister Car Wash Holdings, Inc. 2019 Term Loan B, 5.931%, (US0001M + 3.500%), 05/14/26	309,669	0.1
1,420,000	Panther BF Aggregator 2 L P Term Loan B, 5.929%, (US0001M + 3.500%), 04/30/26	1,411,704	0.5
837,407	Superior Industries International, Inc. 2018 1st Lien Term Loan B, 6.439%, (US0001M + 4.000%), 05/22/24	824,846	0.3
1,916,450	Tenneco, Inc. 2018 Term Loan B, 5.189%, (US0001M + 3.000%), 10/01/25	1,840,271	0.6
1,670,250	Truck Hero, Inc. 1st Lien Term Loan, 6.189%, (US0001M + 3.750%), 04/21/24	1,595,089	0.5
565,000	Truck Hero, Inc. 2nd Lien Term Loan, 10.689%, (US0001M + 8.250%), 04/21/25	550,875	0.2
		16,715,608	5.6

	Beverage & Tobacco: 0.3%
920,700	Refresco Group BV USD Term Loan B3, 5.768%, (US0003M + 3.250%), 03/28/25	918,398	0.3

	Brokers, Dealers & Investment Houses: 0.7%
1,080,159	Capital Automotive L.P. 2017 2nd Lien Term Loan, 8.440%, (US0001M + 6.000%), 03/24/25	1,085,559	0.4
857,850	Forest City Enterprises, L.P. Term Loan B, 6.439%, (US0001M + 4.000%), 12/07/25	861,067	0.3
		1,946,626	0.7

	Building & Development: 2.9%
723,975	Core & Main LP 2017 Term Loan B, 5.626%, (US0003M + 3.000%), 08/01/24	722,618	0.2
1,377,341	GYP Holdings III Corp. 2018 Term Loan B, 5.189%, (US0001M + 2.750%), 06/01/25	1,353,812	0.5
757,563	Henry Company LLC Term Loan B, 6.439%, (US0001M + 4.000%), 10/05/23	757,752	0.2

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2019 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Building & Development: (continued)
	770,865	Interior Logic Group, Inc. 2018 Term Loan B, 6.601%, (US0003M + 4.000%), 05/30/25	$763,156	0.3
	580,680	MX Holdings US, Inc. 2018 USD Term Loan B1C, 5.439%, (US0001M + 3.000%), 07/31/25	580,680	0.2
	1,028,798	QUIKRETE HLDGS INC TERM LOAN, 5.190%, (US0001M + 2.750%), 11/15/23	1,015,423	0.3
	272,250	SMG Holdings Inc. 2017 1st Lien Term Loan, 5.439%, (US0001M + 3.000%), 01/23/25	270,804	0.1
	1,035,114	Werner FinCo LP 2017 Term Loan, 6.601%, (US0003M + 4.000%), 07/24/24	988,534	0.3
	1,291,305	Wilsonart LLC 2017 Term Loan B, 5.860%, (US0003M + 3.250%), 12/19/23	1,268,707	0.4
EUR	959,793	Xella International GmbH 2017 EUR Term Loan B, 3.750%, (EUR003M + 3.750%), 04/11/24	1,068,882	0.4
			8,790,368	2.9

		Building Materials: 0.7%
	2,014,775	NCI Building Systems, Inc. 2018 Term Loan, 6.354%, (US0003M + 3.750%), 04/12/25	1,984,553	0.7

		Business Equipment & Services: 19.4%
	425,511	24-7 Intouch Inc 2018 Term Loan, 6.689%, (US0001M + 4.250%), 08/20/25	409,288	0.1
	856,253	Acosta Holdco, Inc. 2015 Term Loan, 5.689%, (US0001M + 3.250%), 09/26/21	364,621	0.1
	1,052,785	Advantage Sales & Marketing, Inc. 2014 1st Lien Term Loan, 5.689%, (US0001M + 3.250%), 07/23/21	913,856	0.3
	1,035,915	AlixPartners, LLP 2017 Term Loan B, 5.189%, (US0001M + 2.750%), 04/04/24	1,030,520	0.4
	199,500	Allied Universal Holdco LLC Incremental Term Loan, 6.689%, (US0001M + 4.250%), 07/28/22	198,503	0.1
	975,150	Ascend Learning, LLC 2017 Term Loan B, 5.439%, (US0001M + 3.000%), 07/12/24	967,684	0.3
Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Business Equipment & Services: (continued)
	644,693	Big Ass Fans, LLC 2018 Term Loan, 6.351%, (US0003M + 3.750%), 05/21/24	$645,700	0.2
EUR	1,000,000	Blitz F18-675 GmbH 2018 EUR Term Loan B1, 3.750%, (EUR003M + 3.750%), 07/31/25	1,125,218	0.4
	580,769	Camelot UK Holdco Limited 2017 Repriced Term Loan, 5.679%, (US0001M + 3.250%), 10/03/23	581,314	0.2
EUR	985,000	Canyon Valor Companies, Inc. EUR 2017 Term Loan B1, 3.000%, (EUR003M + 3.000%), 06/16/23	1,102,227	0.4
	707,400	Colorado Buyer Inc Term Loan B, 5.600%, (US0001M + 3.000%), 05/01/24	673,091	0.2
	440,734	Convergint Technologies LLC 2018 1st Lien Term Loan, 5.439%, (US0001M + 3.000%), 02/03/25	433,021	0.2
	216,164	DTI Holdco, Inc. 2018 Term Loan B, 7.333%, (US0003M + 4.750%), 09/30/23	203,059	0.1
	1,886,657	EIG Investors Corp. 2018 1st Lien Term Loan, 6.270%, (US0003M + 3.750%), 02/09/23	1,885,310	0.6
	857,483	Ellie Mae, Inc. Term Loan, 6.525%, (US0003M + 4.000%), 04/02/26	860,520	0.3
	1,378,331	EVO Payments International LLC 2018 1st Lien Term Loan, 5.680%, (US0001M + 3.250%), 12/22/23	1,379,192	0.5
	703,238	Financial & Risk US Holdings, Inc. 2018 USD Term Loan, 6.189%, (US0001M + 3.750%), 10/01/25	687,352	0.2
EUR	988,298	Foncia Groupe 2016 EUR Term Loan B, 3.000%, (EUR003M + 3.250%), 09/07/23	1,101,202	0.4
	549,764	Garda World Security Corporation 2017 Term Loan, 6.115%, (US0003M + 3.500%), 05/24/24	547,015	0.2
	623,700	GreenSky Holdings, LLC 2018 Term Loan B, 5.689%, (US0001M + 3.250%), 03/31/25	622,920	0.2
EUR	677,212	ION Trading Technologies S.a.r.l. EUR Incremental Term Loan B, 4.250%, (EUR003M + 3.250%), 11/21/24	740,234	0.3

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2019 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Business Equipment & Services: (continued)
128,434	ION Trading Technologies S.a.r.l. USD Incremental Term Loan B, 6.651%, (US0003M + 4.000%), 11/21/24	$124,902	0.0
1,976,440	IQOR US Inc. 2nd Lien Term Loan, 11.342%, (US0003M + 8.750%), 04/01/22	1,670,092	0.6
2,985,302	IQOR US Inc. Term Loan B, 7.592%, (US0003M + 5.000%), 04/01/21	2,884,548	1.0
3,247,554	KUEHG Corp. 2018 Incremental Term Loan, 6.351%, (US0003M + 3.750%), 02/21/25	3,237,000	1.1
811,800	Learning Care Group, Inc. 2018 1st Lien Term Loan, 5.819%, (US0003M + 3.250%), 03/13/25	800,299	0.3
605,000	Learning Care Group, Inc. 2018 2nd Lien Term Loan, 10.080%, (US0003M + 7.500%), 03/13/26	605,000	0.2
550,000	Misys (Finatra) USD 2nd Lien Term Loan, 9.851%, (US0003M + 7.250%), 06/13/25	548,625	0.2
425,700	NeuStar, Inc. 2018 Term Loan B4, 5.939%, (US0001M + 3.500%), 08/08/24	411,865	0.1
219,939	NeuStar, Inc. 2nd Lien Term Loan, 10.439%, (US0001M + 8.000%), 08/08/25	210,042	0.1
2,579,449	NVA Holdings, Inc. Term Loan B3, 5.189%, (US0001M + 2.750%), 02/02/25	2,502,066	0.8
465,000	Peak 10, Inc. 2017 2nd Lien Term Loan, 9.829%, (US0003M + 7.250%), 08/01/25	390,600	0.1
2,111,670	PI US MergerCo, Inc. USD 2017 1st Lien Term Loan, 5.939%, (US0001M + 3.500%), 01/03/25	2,087,914	0.7
1,505,551	Pre-Paid Legal Services, Inc. 2018 1st Lien Term Loan, 5.689%, (US0001M + 3.250%), 05/01/25	1,504,923	0.5
100,000	Pre-Paid Legal Services, Inc. 2018 2nd Lien Term Loan, 9.939%, (US0001M + 7.500%), 05/01/26	99,688	0.0
238,200	PricewaterhouseCoopers LLP 2018 Term Loan, 5.439%, (US0001M + 3.000%), 05/01/25	236,414	0.1
372,150	Prometric Holdings, Inc. 1st Lien Term Loan, 5.440%, (US0001M + 3.000%), 01/29/25	370,987	0.1
Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Business Equipment & Services: (continued)
	2,696,452	Red Ventures, LLC 2018 Term Loan B, 5.439%, (US0001M + 3.000%), 11/08/24	$2,698,620	0.9
	115,000	Renaissance Holding Corp. 2018 2nd Lien Term Loan, 9.481%, (US0002M + 7.000%), 05/29/26	112,125	0.0
	650,088	Renaissance Learning, Inc. 2018 Add On Term Loan, 5.731%, (US0002M + 3.250%), 05/30/25	639,361	0.2
	873,938	Research Now Group, Inc. 2017 1st Lien Term Loan, 8.083%, (US0003M + 5.500%), 12/20/24	873,391	0.3
	703,238	Sandvine Corporation 2018 1st Lien Term Loan, 6.939%, (US0001M + 4.500%), 11/02/25	699,721	0.2
	1,285,617	Solera Holdings, Inc. USD Term Loan B, 5.189%, (US0001M + 2.750%), 03/03/23	1,279,858	0.4
	1,885,965	Spin Holdco Inc. 2017 Term Loan B, 5.851%, (US0003M + 3.250%), 11/14/22	1,854,375	0.6
	1,467,625	SSH Group Holdings, Inc. 2018 1st Lien Term Loan, 6.833%, (US0003M + 4.250%), 07/30/25	1,455,701	0.5
	625,000	Staples, Inc. 7 Year Term Loan, 7.601%, (US0003M + 5.000%), 04/09/26	606,641	0.2
	1,024,439	Stiphout Finance LLC USD 1st Lien Term Loan, 5.439%, (US0001M + 3.000%), 10/26/22	1,016,755	0.3
	773,447	SurveyMonkey Inc. 2018 Term Loan B, 6.150%, (US0001W + 3.750%), 10/10/25	771,513	0.3
	216,700	USS Ultimate Holdings, Inc. 1st Lien Term Loan, 6.189%, (US0001M + 3.750%), 08/25/24	217,133	0.1
	1,596,975	Verifone Systems, Inc. 2018 1st Lien Term Loan, 6.520%, (US0003M + 4.000%), 08/20/25	1,577,511	0.5
EUR	2,195,000	Verisure Holding AB EUR Term Loan B1E, 3.000%, (EUR003M + 3.000%), 10/20/22	2,439,883	0.8
	1,348,881	Verra Mobility Corporation 2018 1st Lien Term Loan, 6.189%, (US0001M + 3.750%), 02/28/25	1,352,816	0.5
	1,467,625	Verscend Holding Corp. 2018 Term Loan B, 6.939%, (US0001M + 4.500%), 08/27/25	1,472,203	0.5

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2019 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Business Equipment & Services: (continued)
	2,918,063	West Corporation 2017 Term Loan, 6.522%, (US0003M + 4.000%), 10/10/24	$2,738,114	0.9
	630,238	West Corporation 2018 Term Loan B1, 6.022%, (US0003M + 3.500%), 10/10/24	586,121	0.2
	1,056,625	Yak Access, LLC 2018 1st Lien Term Loan B, 7.439%, (US0001M + 5.000%), 07/02/25	990,586	0.3
	240,000	Yak Access, LLC 2018 2nd Lien Term Loan B, 12.440%, (US0001M + 10.000%), 06/13/26	213,600	0.1
			57,752,840	19.4

		Cable & Satellite Television: 1.1%
	833,000	Numericable Group SA USD Term Loan B11, 5.189%, (US0001M + 2.750%), 07/31/25	794,474	0.2
	1,745,544	Radiate Holdco, LLC 1st Lien Term Loan, 5.439%, (US0001M + 3.000%), 02/01/24	1,723,119	0.6
	929,140	WideOpenWest Finance LLC 2017 Term Loan B, 5.680%, (US0001M + 3.250%), 08/18/23	907,770	0.3
			3,425,363	1.1

		Chemicals & Plastics: 4.6%
EUR	682,480	Allnex (Luxembourg) & Cy S.C.A. 2016 EUR Term Loan B1, 3.250%, (EUR003M + 3.250%), 09/13/23	759,017	0.3
	686,247	Allnex (Luxembourg) & Cy S.C.A. 2016 USD Term Loan B2, 5.770%, (US0003M + 3.250%), 09/13/23	679,814	0.2
	517,012	Allnex USA, Inc. USD Term Loan B3, 5.770%, (US0003M + 3.250%), 09/13/23	512,165	0.2
	1,082,334	Alpha 3 B.V. 2017 Term Loan B1, 5.601%, (US0003M + 3.000%), 01/31/24	1,070,834	0.4
	1,111,191	Avantor, Inc. 2017 1st Lien Term Loan, 6.189%, (US0001M + 3.750%), 11/21/24	1,113,552	0.4
EUR	417,492	Avantor, Inc. EUR 2017 1st Lien Term Loan, 3.750%, (EUR001M + 3.750%), 11/21/24	469,274	0.2
	947,838	Composite Resins Holding B.V. 2018 Term Loan B, 6.815%, (US0003M + 4.250%), 08/01/25	947,838	0.3
Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Chemicals & Plastics: (continued)
EUR	987,500	Diamond (BC) B.V. EUR Term Loan, 3.250%, (EUR003M + 3.250%), 09/06/24	$1,002,060	0.3
	1,243,044	Diamond (BC) B.V. USD Term Loan, 5.583%, (US0003M + 3.000%), 09/06/24	1,117,185	0.4
	1,077,737	Encapsys, LLC 1st Lien Term Loan, 5.689%, (US0001M + 3.250%), 11/07/24	1,075,492	0.4
EUR	1,000,000	Klockner-Pentaplast of America, Inc. EUR 2017 Term Loan B1, 4.750%, (EUR003M + 4.750%), 06/30/22	995,061	0.3
	375,000	Momentive Performance Materials Inc. Term Loan B, 5.650%, (US0001W + 3.250%), 04/16/24	374,180	0.1
	758,100	Polar US Borrower, LLC 2018 1st Lien Term Loan, 7.348%, (US0003M + 4.750%), 10/15/25	741,043	0.2
	1,950,000	Starfruit Finco B.V 2018 USD Term Loan B, 5.717%, (US0001M + 3.250%), 10/01/25	1,938,409	0.6
	959,556	Tronox Finance LLC Term Loan B, 5.439%, (US0001M + 3.000%), 09/23/24	949,811	0.3
			13,745,735	4.6

		Clothing/Textiles: 0.5%
	1,446,698	Varsity Brands, Inc. 2017 Term Loan B, 5.939%, (US0001M + 3.500%), 12/15/24	1,424,998	0.5

		Containers & Glass Products: 6.6%
EUR	1,000,000	Albea Beauty Holdings S.A 2018 EUR Term Loan, 3.250%, (EUR006M + 3.250%), 04/22/24	1,119,070	0.4
	79,200	Albea Beauty Holdings S.A 2018 USD Term Loan B2, 5.524%, (US0006M + 3.000%), 04/22/24	78,012	0.0
	813,850	Ball Metalpack, LLC 2018 1st Lien Term Loan B, 7.022%, (US0003M + 4.500%), 07/24/25	816,902	0.3
	2,565,000	Berry Global, Inc. USD Term Loan U, 5.003%, (US0003M + 2.500%), 05/15/26	2,555,060	0.9
	1,590,955	BWAY Holding Company 2017 Term Loan B, 5.854%, (US0003M + 3.250%), 04/03/24	1,553,568	0.5

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2019 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Containers & Glass Products: (continued)
	240,000	Charter NEX US Holdings, Inc. Incremental Term Loan, 5.939%, (US0001M + 3.500%), 05/16/24	$239,850	0.1
	492,516	Consolidated Container Company LLC 2017 1st Lien Term Loan, 5.189%, (US0001M + 2.750%), 05/22/24	489,684	0.2
	1,399,909	Flex Acquisition Company, Inc. 1st Lien Term Loan, 5.626%, (US0001M + 3.000%), 12/29/23	1,349,862	0.4
	1,952,993	Flex Acquisition Company, Inc. 2018 Incremental Term Loan, 5.876%, (US0003M + 3.250%), 06/29/25	1,883,661	0.6
EUR	1,636,364	Horizon Holdings III SAS EUR Term Loan B4, 2.750%, (EUR001M + 2.750%), 10/29/22	1,828,698	0.6
	903,175	Pelican Products, Inc. 2018 1st Lien Term Loan, 5.967%, (US0001M + 3.500%), 05/01/25	889,063	0.3
	105,000	Pelican Products, Inc. 2018 2nd Lien Term Loan, 10.217%, (US0001M + 7.750%), 05/01/26	100,800	0.0
	247,172	Proampac PG Borrower LLC First Lien Term Loan, 6.011%, (US0001M + 3.500%), 11/18/23	239,139	0.1
	245,000	Proampac PG Borrower LLC Second Lien Term Loan, 11.020%, (US0003M + 8.500%), 11/18/24	233,975	0.1
	2,057,916	Reynolds Group Holdings Inc. USD 2017 Term Loan, 5.189%, (US0001M + 2.750%), 02/05/23	2,045,990	0.7
	1,409,343	Ring Container Technologies Group, LLC 1st Lien Term Loan, 5.189%, (US0001M + 2.750%), 10/31/24	1,401,709	0.5
	773,391	Titan Acquisition Limited 2018 Term Loan B, 5.439%, (US0001M + 3.000%), 03/28/25	745,549	0.2
	1,417,861	TricorBraun Holdings Inc First Lien Term Loan, 6.352%, (US0003M + 3.750%), 11/30/23	1,410,771	0.5
	607,585	Trident TPI Holdings, Inc. 2017 USD Term Loan B1, 5.689%, (US0001M + 3.250%), 10/17/24	587,079	0.2
			19,568,442	6.6
Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Cosmetics/Toiletries: 0.6%
	1,059,675	Anastasia Parent, LLC 2018 Term Loan B, 6.189%, (US0001M + 3.750%), 08/11/25	$913,970	0.3
	833,383	Wellness Merger Sub, Inc. 1st Lien Term Loan, 6.772%, (US0003M + 4.250%), 06/30/24	829,910	0.3
			1,743,880	0.6

		Diversified Financial Services: 0.2%
	459,333	Blucora, Inc. 2017 Term Loan B, 5.481%, (US0002M + 3.000%), 05/22/24	460,769	0.2

		Drugs: 2.3%
	1,887,449	Alvogen Pharma US, Inc. 2018 Term Loan B, 7.190%, (US0001M + 4.750%), 04/02/22	1,734,094	0.6
	1,766,239	Amneal Pharmaceuticals LLC 2018 Term Loan B, 6.000%, (US0001M + 3.500%), 05/04/25	1,756,856	0.6
	1,815,163	Endo Luxembourg Finance Company I S.a r.l. 2017 Term Loan B, 6.750%, (US0001M + 4.250%), 04/29/24	1,759,179	0.6
	365,665	Horizon Pharma, Inc. 2019 Term Loan B, 4.938%, (US0001M + 2.500%), 05/22/26	366,199	0.1
EUR	167,857	Nidda Healthcare Holding AG EUR Delayed Draw Term Loan B2, 3.500%, (EUR003M + 3.500%), 08/21/24	187,771	0.1
EUR	289,724	Nidda Healthcare Holding AG EUR Term Loan B1, 3.500%, (EUR003M + 3.500%), 08/21/24	324,095	0.1
EUR	542,419	Nidda Healthcare Holding AG EUR Term Loan C, 3.500%, (EUR003M + 3.500%), 08/21/24	606,626	0.2
			6,734,820	2.3

		Ecological Services & Equipment: 0.6%
	1,631,779	GFL Environmental Inc. 2018 USD Term Loan B, 5.439%, (US0001M + 3.000%), 05/30/25	1,600,163	0.5
	232,650	Gopher Resource, LLC 1st Lien Term Loan, 5.689%, (US0001M + 3.250%), 03/06/25	231,487	0.1
			1,831,650	0.6

		Electronics/Electrical: 21.1%
	440,550	ABC Financial Services, Inc. 1st Lien Term Loan, 6.703%, (US0001M + 4.250%), 01/02/25	441,651	0.1

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2019 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Electronics/Electrical: (continued)
	921,004	ASG Technologies Group, Inc. 2018 Term Loan, 5.939%, (US0001M + 3.500%), 07/31/24	$908,340	0.3
	245,000	Autodata, Inc. 2019 Term Loan B, 6.253%, (US0003M + 3.500%), 06/01/26	244,770	0.1
EUR	445,903	Avast Software B.V. 2018 EUR Term Loan B, 2.500%, (EUR003M + 2.500%), 09/30/23	501,814	0.2
	1,574,100	Barracuda Networks, Inc. 1st Lien Term Loan, 5.774%, (US0003M + 3.250%), 02/12/25	1,572,378	0.5
	3,276,788	BMC Software Finance, Inc. 2018 USD Term Loan B, 6.851%, (US0003M + 4.250%), 10/02/25	3,231,732	1.1
	283,571	Brave Parent Holdings, Inc. 1st Lien Term Loan, 6.583%, (US0003M + 4.000%), 04/18/25	284,458	0.1
	243,000	Carbonite, Inc Term Loan B, 6.180%, (US0001M + 3.750%), 03/26/26	244,316	0.1
	810,925	Cohu, Inc. 2018 Term Loan B, 5.601%, (US0003M + 3.000%), 09/20/25	794,706	0.3
	513,713	Compuware Corporation 2018 Term Loan B, 5.939%, (US0001M + 3.500%), 08/22/25	516,281	0.2
	742,900	Dynatrace LLC 2018 1st Lien Term Loan, 5.689%, (US0001M + 3.250%), 08/22/25	743,271	0.3
	91,176	Dynatrace LLC 2018 2nd Lien Term Loan, 9.439%, (US0001M + 7.000%), 08/21/26	92,316	0.0
	783,038	EagleView Technology Corporation 2018 Add On Term Loan B, 5.930%, (US0001M + 3.500%), 08/14/25	756,610	0.3
	263,013	Electrical Components International, Inc. 2018 1st Lien Term Loan, 6.851%, (US0003M + 4.250%), 06/26/25	256,437	0.1
	2,579,698	Epicor Software Corporation 1st Lien Term Loan, 5.690%, (US0001M + 3.250%), 06/01/22	2,574,861	0.9
	655,025	Exact Merger Sub LLC 1st Lien Term Loan, 6.851%, (US0003M + 4.250%), 09/27/24	657,754	0.2
EUR	1,000,000	GlobalFoundries Inc EUR Term Loan B, 4.250%, (EUR003M + 4.250%), 05/31/26	1,100,393	0.4
Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Electronics/Electrical: (continued)
620,000	GlobalFoundries Inc USD Term Loan B, 6.503%, (US0003M + 4.000%), 05/24/26	$616,900	0.2
995,378	Greeneden U.S. Holdings II, LLC 2018 USD Term Loan B, 5.689%, (US0001M + 3.250%), 12/01/23	986,979	0.3
100,000	Hyland Software, Inc. 2017 2nd Lien Term Loan, 9.439%, (US0001M + 7.000%), 07/07/25	100,675	0.0
2,268,787	Hyland Software, Inc. 2018 Term Loan 3, 5.689%, (US0001M + 3.250%), 07/01/24	2,269,355	0.8
920,000	Imperva, Inc. 1st Lien Term Loan, 6.453%, (US0001M + 4.000%), 01/12/26	914,969	0.3
455,000	Imperva, Inc. 2nd Lien Term Loan, 10.203%, (US0001M + 7.750%), 01/11/27	451,588	0.2
1,852,290	Informatica Corporation 2018 USD Term Loan, 5.689%, (US0001M + 3.250%), 08/05/22	1,854,413	0.6
1,730,367	Kronos Incorporated 2017 Term Loan B, 5.579%, (US0003M + 3.000%), 11/01/23	1,729,016	0.6
398,750	McAfee, LLC 2017 2nd Lien Term Loan, 10.857%, (US0001M + 8.500%), 09/29/25	405,105	0.1
3,165,441	McAfee, LLC 2018 USD Term Loan B, 6.178%, (US0001M + 3.750%), 09/30/24	3,167,420	1.1
2,339,375	MH Sub I, LLC 2017 1st Lien Term Loan, 6.180%, (US0001M + 3.750%), 09/13/24	2,324,267	0.8
810,000	MH Sub I, LLC 2017 2nd Lien Term Loan, 9.930%, (US0001M + 7.500%), 09/15/25	818,100	0.3
412,925	Navex TopCo, Inc. 2018 1st Lien Term Loan, 5.690%, (US0001M + 3.250%), 09/05/25	406,344	0.1
100,000	Navex TopCo, Inc. 2018 2nd Lien Term Loan, 9.440%, (US0001M + 7.000%), 09/05/26	99,500	0.0
994,766	Optiv Security, Inc. 1st Lien Term Loan, 5.689%, (US0001M + 3.250%), 02/01/24	925,132	0.3
618,450	Project Leopard Holdings, Inc. 2019 Term Loan, 6.689%, (US0001M + 4.250%), 07/07/23	616,904	0.2

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2019 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Electronics/Electrical: (continued)
	2,447,700	Quest Software US Holdings Inc. 2018 1st Lien Term Loan, 6.833%, (US0003M + 4.250%), 05/16/25	$2,419,551	0.8
	750,000	Quest Software US Holdings Inc. 2018 2nd Lien Term Loan, 10.833%, (US0003M + 8.250%), 05/16/26	738,750	0.2
	3,530,617	Rackspace Hosting, Inc. 2017 Incremental 1st Lien Term Loan, 5.575%, (US0003M + 3.000%), 11/03/23	3,277,800	1.1
	3,042,842	Riverbed Technology, Inc. 2016 Term Loan, 5.690%, (US0001M + 3.250%), 04/24/22	2,536,970	0.9
	390,000	Rocket Software, Inc. 2018 2nd Lien Term Loan, 10.689%, (US0001M + 8.250%), 11/20/26	380,250	0.1
	1,400,000	Rocket Software, Inc. 2018 Term Loan, 6.689%, (US0001M + 4.250%), 11/28/25	1,380,126	0.5
	2,394,875	RP Crown Parent LLC Term Loan B, 5.189%, (US0001M + 2.750%), 10/12/23	2,382,881	0.8
	1,615,950	Severin Acquisition, LLC 2018 Term Loan B, 5.815%, (US0003M + 3.250%), 08/01/25	1,590,701	0.5
EUR	1,000,000	SGB-SMIT Management GmbH EUR Term Loan B, 5.000%, (EUR006M + 5.000%), 07/18/24	943,992	0.3
	310,000	Sirius Computer Solutions, Inc. 2019 Term Loan B, 6.753%, (US0003M + 4.250%), 05/20/26	310,387	0.1
	3,008,730	SkillSoft Corporation 1st Lien Term Loan, 7.178%, (US0001M + 4.750%), 04/28/21	2,558,173	0.9
	2,804,500	SolarWinds Holdings, Inc. 2018 Term Loan B, 5.189%, (US0001M + 2.750%), 02/05/24	2,792,668	0.9
	636,800	SonicWALL, Inc. 1st Lien Term Loan, 6.020%, (US0003M + 3.500%), 05/16/25	620,482	0.2
	265,000	SonicWALL, Inc. 2nd Lien Term Loan, 10.020%, (US0003M + 7.500%), 05/18/26	249,100	0.1
	715,000	Travelport Finance (Luxembourg) S.a.r.l. 2019 Term Loan, 7.350%, (US0003M + 5.000%), 03/13/26	685,506	0.2
Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Electronics/Electrical: (continued)
907,725	TriTech Software Systems 2018 Term Loan B, 6.189%, (US0001M + 3.750%), 08/29/25	$899,026	0.3
735,000	Ultimate Software Group Inc (The) Term Loan B, 6.274%, (US0003M + 3.750%), 05/04/26	737,067	0.2
2,596,938	Veritas Bermuda Ltd. USD Repriced Term Loan B, 6.974%, (US0001M + 4.500%), 01/27/23	2,373,763	0.8
1,990,013	Vertafore, Inc. 2018 1st Lien Term Loan, 5.689%, (US0001M + 3.250%), 07/02/25	1,930,036	0.6
495,000	Vertafore, Inc. 2018 2nd Lien Term Loan, 9.689%, (US0001M + 7.250%), 07/02/26	485,925	0.2
300,042	Web.com Group, Inc. 2018 2nd Lien Term Loan, 10.203%, (US0001M + 7.750%), 10/09/26	295,541	0.1
731,484	Web.com Group, Inc. 2018 Term Loan B, 6.203%, (US0001M + 3.750%), 10/10/25	723,941	0.2
		62,921,391	21.1

	Financial Intermediaries: 1.9%
343,275	Advisor Group, Inc. 2018 Term Loan, 6.189%, (US0001M + 3.750%), 08/15/25	344,133	0.1
1,214,600	Blackhawk Network Holdings, Inc 2018 1st Lien Term Loan, 5.439%, (US0001M + 3.000%), 06/15/25	1,204,351	0.4
330,000	Blackstone Mortgage Trust, Inc. Term Loan B, 4.939%, (US0001M + 2.500%), 04/23/26	330,825	0.1
1,044,750	DTZ U.S. Borrower LLC 2018 Add On Term Loan B, 5.689%, (US0001M + 3.250%), 08/21/25	1,044,097	0.4
1,955,100	Edelman Financial Center, LLC 2018 1st Lien Term Loan, 5.690%, (US0001M + 3.250%), 07/21/25	1,949,806	0.7
255,000	Edelman Financial Center, LLC 2018 2nd Lien Term Loan, 9.190%, (US0001M + 6.750%), 07/20/26	256,275	0.1
429,703	Priority Payment Systems LLC Term Loan, 7.440%, (US0001M + 5.000%), 01/03/23	431,852	0.1
		5,561,339	1.9

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2019 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Food Products: 3.0%
	1,132,163	8th Avenue Food & Provisions, Inc. 2018 1st Lien Term Loan, 6.217%, (US0001M + 3.750%), 10/01/25	$1,135,465	0.4
	100,000	8th Avenue Food & Provisions, Inc. 2018 2nd Lien Term Loan, 10.217%, (US0001M + 7.750%), 10/01/26	99,500	0.0
	901,275	Atkins Nutritionals Holdings II, Inc. 2017 Term Loan B, 6.081%, (US0003M + 3.500%), 07/07/24	903,528	0.3
	416,850	CH Guenther & Son, Incorporated 2018 Term Loan B, 5.189%, (US0001M + 2.750%), 03/31/25	414,766	0.1
	507,318	Del Monte Foods, Inc. 1st Lien Term Loan, 5.776%, (US0003M + 3.250%), 02/18/21	373,830	0.1
	2,898,785	IRB Holding Corp 1st Lien Term Loan, 5.690%, (US0001M + 3.250%), 02/05/25	2,879,218	1.0
	962,850	NPC International, Inc. 1st Lien Term Loan, 5.939%, (US0001M + 3.500%), 04/19/24	756,640	0.2
	327,500	NPC International, Inc. 2nd Lien Term Loan, 9.939%, (US0001M + 7.500%), 04/18/25	215,331	0.1
EUR	1,355,000	Sigma Bidco B.V. 2018 EUR Term Loan B, 3.500%, (EUR003M + 3.500%), 07/02/25	1,477,997	0.5
	838,663	Sigma Bidco B.V. 2018 USD Term Loan B, 5.603%, (US0003M + 3.000%), 07/02/25	825,034	0.3
			9,081,309	3.0

		Food Service: 2.1%
	330,000	Carrols Restaurant Group, Inc. Term Loan B, 5.753%, (US0003M + 3.250%), 04/04/26	329,588	0.1
	521,063	Del Friscos Restaurant Group, Inc. 2018 Incremental Term Loan, 8.439%, (US0001M + 6.000%), 06/27/25	502,174	0.2
	977,613	Dhanani Group Inc. 2018 Term Loan B, 6.189%, (US0001M + 3.750%), 07/20/25	948,284	0.3
	615,350	Flynn Restaurant Group LP 1st Lien Term Loan, 5.939%, (US0001M + 3.500%), 06/27/25	600,735	0.2
Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Food Service: (continued)
	266,434	Fogo de Chao Churrascaria Holdings LLC 2018 Add On Term Loan, 6.689%, (US0001M + 4.250%), 04/05/25	$267,767	0.1
	2,163,241	Golden Nugget, Inc. 2017 Incremental Term Loan B, 5.189%, (US0001M + 2.750%), 10/04/23	2,155,804	0.7
	1,032,200	Hearthside Food Solutions, LLC 2018 Term Loan B, 6.126%, (US0001M + 3.688%), 05/23/25	1,010,588	0.3
	190,000	K-Mac Holdings Corp 2018 2nd Lien Term Loan, 9.180%, (US0001M + 6.750%), 03/16/26	190,317	0.1
	170,000	Tacala, LLC 2nd Lien Term Loan, 9.439%, (US0001M + 7.000%), 01/30/26	170,708	0.1
			6,175,965	2.1

		Food/Drug Retailers: 2.9%
	1,677,276	Albertsons, LLC Term Loan B7, 5.439%, (US0001M + 3.000%), 11/17/25	1,667,002	0.6
	1,969,925	Albertsons, LLC USD 2017 Term Loan B6, 5.439%, (US0001M + 3.000%), 06/22/23	1,964,179	0.6
EUR	1,000,000	CD&R Firefly Bidco Limited 2018 EUR Term Loan B2, 3.500%, (EUR003M + 3.250%), 06/23/25	1,123,335	0.4
	1,316,704	EG Finco Limited 2018 USD Term Loan, 6.601%, (US0003M + 4.000%), 02/07/25	1,299,148	0.4
	257,400	EG Group Limited 2018 USD Term Loan B, 6.601%, (US0003M + 4.000%), 02/07/25	253,968	0.1
	2,134,643	Moran Foods LLC Term Loan, 8.601%, (US0003M + 6.000%), 12/05/23	1,158,044	0.4
	1,535,294	United Natural Foods, Inc. Term Loan B, 6.689%, (US0001M + 4.250%), 10/22/25	1,320,353	0.4
			8,786,029	2.9

		Forest Products: 0.5%
	1,472,675	Blount International Inc. 2018 Term Loan B, 6.189%, (US0001M + 3.750%), 04/12/23	1,476,356	0.5

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2019 (Unaudited) (Continued)

Principal Amount†			Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
			Health Care: 12.6%
	349,125		Accelerated Health Systems, LLC Term Loan B, 5.967%, (US0001M + 3.500%), 10/31/25	$350,216	0.1
	1,662,438		ADMI Corp. 2018 Term Loan B, 5.189%, (US0001M + 2.750%), 04/30/25	1,640,618	0.6
	360,000		Agiliti Health, Inc Term Loan, 5.500%, (US0001M + 3.000%), 01/04/26	359,541	0.1
	802,290		Air Methods Corporation 2017 Term Loan B, 6.101%, (US0003M + 3.500%), 04/21/24	702,339	0.2
	1,295,000		Athenahealth, Inc. 2019 Term Loan B, 7.045%, (US0003M + 4.500%), 02/11/26	1,296,619	0.4
	1,010,747		ATI Holdings Acquisition, Inc. 2016 Term Loan, 5.930%, (US0001M + 3.500%), 05/10/23	995,164	0.3
	710,000		Auris Luxembourg III S.a.r.l. 2019 USD Term Loan B, 6.189%, (US0001M + 3.750%), 02/27/26	712,441	0.2
	1,070,000		Brightspring Health Services Term Loan B, 6.967%, (US0001M + 4.500%), 03/05/26	1,068,930	0.4
	842,175		Carestream Dental Equiment, Inc 2017 1st Lien Term Loan B, 5.689%, (US0001M + 3.250%), 09/01/24	832,174	0.3
	690,000		Catalent Pharma Solutions Inc. Incremental Term Loan B, 4.682%, (US0001M + 2.250%), 05/18/26	690,000	0.2
	1,983,618		CHG Healthcare Services Inc. 2017 1st Lien Term Loan B, 5.439%, (US0001M + 3.000%), 06/07/23	1,981,966	0.7
EUR	1,000,000		Cidron Atrium SE 2018 EUR Term Loan B, 3.250%, (EUR003M + 3.250%), 04/16/25	1,121,688	0.4
	1,381,754		Concentra Inc. 2018 1st Lien Term Loan, 5.220%, (US0001M + 2.750%), 06/01/22	1,381,754	0.5
EUR	1,000,000		Constantin Investissement 4 EUR Term Loan B, 3.500%, (EUR003M + 3.500%), 04/22/24	1,118,965	0.4
	167,187	(1)	DentalCorp Perfect Smile ULC 1st Lien Delayed Draw Term Loan, 6.189%, (US0001M + 3.750%), 06/06/25	165,585	0.1
	666,317		DentalCorp Perfect Smile ULC 1st Lien Term Loan, 6.189%, (US0001M + 3.750%), 06/06/25	659,931	0.2
Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Health Care: (continued)
385,200		Diplomat Pharmacy, Inc. 2017 Term Loan B, 6.939%, (US0001M + 4.500%), 12/20/24	$356,310	0.1
1,236,900		Envision Healthcare Corporation 2018 1st Lien Term Loan, 6.189%, (US0001M + 3.750%), 10/10/25	1,125,579	0.4
1,380,274		ExamWorks Group, Inc. 2017 Term Loan, 5.689%, (US0001M + 3.250%), 07/27/23	1,380,274	0.5
1,849,531		Global Medical Response, Inc. 2018 Term Loan B1, 5.690%, (US0001M + 3.250%), 04/28/22	1,806,760	0.6
853,315		GoodRx, Inc. 1st Lien Term Loan, 5.440%, (US0001M + 3.000%), 10/10/25	851,982	0.3
1,260,475		Inovalon Holdings, Inc. 2018 Term Loan B, 6.000%, (US0001M + 3.500%), 04/02/25	1,262,838	0.4
648,438		Kinetic Concepts, Inc. 2017 USD Term Loan B, 5.851%, (US0003M + 3.250%), 02/02/24	649,992	0.2
510,900		Lifescan Global Corporation 2018 1st Lien Term Loan, 8.658%, (US0003M + 6.000%), 09/27/24	496,850	0.2
1,441,689		MPH Acquisition Holdings LLC 2016 Term Loan B, 5.351%, (US0003M + 2.750%), 06/07/23	1,413,456	0.5
1,046,315		nThrive, Inc. 2016 1st Lien Term Loan, 6.939%, (US0001M + 4.500%), 10/20/22	1,014,925	0.3
666,400		Ortho-Clinical Diagnostics SA 2018 Term Loan B, 5.695%, (US0001M + 3.250%), 06/30/25	645,297	0.2
1,022,757		Pearl Intermediate Parent LLC 2018 1st Lien Term Loan, 5.180%, (US0001M + 2.750%), 02/14/25	992,075	0.3
100,000		Pearl Intermediate Parent LLC 2018 2nd Lien Term Loan, 8.680%, (US0001M + 6.250%), 02/13/26	96,937	0.0
302,477	(1)	Pearl Intermediate Parent LLC 2018 Delayed Draw Term Loan, 5.180%, (US0001M + 2.750%), 02/14/25	293,402	0.1
596,275		Press Ganey Holdings, Inc. 2018 1st Lien Term Loan, 5.189%, (US0001M + 2.750%), 10/23/23	593,108	0.2

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2019 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Health Care: (continued)
1,306,712	Prospect Medical Holdings, Inc. 2018 Term Loan B, 8.000%, (US0001M + 5.500%), 02/22/24	$1,241,376	0.4
1,037,400	RegionalCare Hospital Partners Holdings, Inc. 2018 Term Loan B, 6.930%, (US0001M + 4.500%), 11/16/25	1,036,427	0.3
1,665,174	Sotera Health Holdings, LLC 2017 Term Loan, 5.439%, (US0001M + 3.000%), 05/15/22	1,659,971	0.6
1,516,900	Surgery Center Holdings, Inc. 2017 Term Loan B, 5.690%, (US0001M + 3.250%), 09/02/24	1,492,250	0.5
668,545	Team Health Holdings, Inc. 1st Lien Term Loan, 5.189%, (US0001M + 2.750%), 02/06/24	605,033	0.2
515,812	Tecomet Inc. 2017 Repriced Term Loan, 5.953%, (US0001M + 3.500%), 05/01/24	517,102	0.2
988,770	U.S. Anesthesia Partners, Inc. 2017 Term Loan, 5.439%, (US0001M + 3.000%), 06/23/24	987,226	0.3
900,746	U.S. Renal Care, Inc. 2015 1st Lien Term Loan, 6.851%, (US0003M + 4.250%), 12/30/22	901,872	0.3
375,000	Vizient, Inc. 2019 Term Loan B, 5.217%, (US0001M + 2.750%), 04/16/26	375,469	0.1
493,750	Wink Holdco, Inc 1st Lien Term Loan B, 5.439%, (US0001M + 3.000%), 12/02/24	485,418	0.2
295,000	Wink Holdco, Inc 2nd Lien Term Loan B, 9.190%, (US0001M + 6.750%), 11/03/25	294,447	0.1
		37,654,307	12.6

	Home Furnishings: 0.5%
499,996	Hillman Group Inc. (The) 2018 Term Loan B, 6.439%, (US0001M + 4.000%), 05/31/25	486,871	0.1
1,164,350	Prime Security Services Borrower, LLC 2016 1st Lien Term Loan, 5.189%, (US0001M + 2.750%), 05/02/22	1,156,864	0.4
		1,643,735	0.5

	Industrial Equipment: 2.6%
418,950	AI Alpine AT Bidco GmbH 2018 USD Term Loan B, 5.736%, (US0003M + 3.250%), 10/31/25	413,713	0.1
Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Industrial Equipment: (continued)
	988,950	Cortes NP Acquisition Corporation 2017 Term Loan B, 6.439%, (US0001M + 4.000%), 11/30/23	$936,207	0.3
	364,088	CPM Holdings, Inc. 2018 1st Lien Term Loan, 6.189%, (US0001M + 3.750%), 11/15/25	360,902	0.1
	774,975	EWT Holdings III Corp. 2017 Repriced Term Loan, 5.439%, (US0001M + 3.000%), 12/20/24	773,037	0.3
	533,892	ExGen Renewables IV, LLC Term Loan B, 5.530%, (US0003M + 3.000%), 11/28/24	507,531	0.2
	579,150	Filtration Group Corporation 2018 1st Lien Term Loan, 5.439%, (US0001M + 3.000%), 03/29/25	578,607	0.2
EUR	972,532	Gardner Denver, Inc. 2017 EUR Term Loan B, 3.000%, (EUR001M + 3.000%), 07/30/24	1,090,085	0.4
	1,367,422	Gardner Denver, Inc. 2017 USD Term Loan B, 5.189%, (US0001M + 2.750%), 07/30/24	1,369,216	0.5
	779,001	Kenan Advantage Group, Inc. 2015 Term Loan, 5.439%, (US0001M + 3.000%), 07/31/22	768,939	0.2
	236,893	Kenan Advantage Group, Inc. CAD Term Loan B, 5.439%, (US0001M + 3.000%), 07/31/22	233,833	0.1
	297,000	Safe Fleet Holdings LLC 2018 1st Lien Term Loan, 5.470%, (US0001M + 3.000%), 02/01/25	291,802	0.1
	100,000	Safe Fleet Holdings LLC 2018 2nd Lien Term Loan, 9.220%, (US0001M + 6.750%), 02/01/26	98,250	0.0
	213,388	Shape Technologies Group, Inc. Term Loan, 5.487%, (US0003M + 3.000%), 04/21/25	206,452	0.1
			7,628,574	2.6

		Insurance: 7.1%
	455,000	Achilles Acquisition LLC 2018 Term Loan, 6.500%, (US0001M + 4.000%), 10/13/25	455,000	0.2
	1,760,172	Acrisure, LLC 2017 Term Loan B, 6.772%, (US0003M + 4.250%), 11/22/23	1,750,051	0.6
	218,350	Acrisure, LLC 2018 Term Loan B, 6.272%, (US0003M + 3.750%), 11/22/23	216,712	0.1

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2019 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Insurance: (continued)
652,573	Alera Group Holdings, Inc. 2018 Term Loan B, 6.939%, (US0001M + 4.500%), 07/25/25	$653,389	0.2
2,700,219	Alliant Holdings I, Inc. 2018 Term Loan B, 5.430%, (US0001M + 3.000%), 05/09/25	2,642,418	0.9
2,023,425	AmWINS Group, Inc. 2017 Term Loan B, 5.195%, (US0001M + 2.750%), 01/25/24	2,010,779	0.7
1,359,300	Applied Systems, Inc. 2017 1st Lien Term Loan, 5.439%, (US0001M + 3.000%), 09/19/24	1,354,946	0.5
340,000	Applied Systems, Inc. 2017 2nd Lien Term Loan, 9.439%, (US0001M + 7.000%), 09/19/25	342,975	0.1
423,938	Aretec Group, Inc. 2018 Term Loan, 6.689%, (US0001M + 4.250%), 10/01/25	417,313	0.1
2,596,470	AssuredPartners, Inc. 2017 1st Lien Add-On Term Loan, 5.939%, (US0001M + 3.500%), 10/22/24	2,576,348	0.9
1,257,600	CCC Information Services, Inc. 2017 1st Lien Term Loan, 5.190%, (US0001M + 2.750%), 04/26/24	1,251,312	0.4
150,000	CCC Information Services, Inc. 2017 2nd Lien Term Loan, 9.189%, (US0001M + 6.750%), 04/27/25	151,594	0.0
3,002,313	Hub International Limited 2018 Term Loan B, 5.336%, (US0003M + 3.000%), 04/25/25	2,931,758	1.0
2,603,371	NFP Corp. Term Loan B, 5.439%, (US0001M + 3.000%), 01/08/24	2,538,938	0.8
1,871,500	USI, Inc. 2017 Repriced Term Loan, 5.601%, (US0003M + 3.000%), 05/16/24	1,825,180	0.6
		21,118,713	7.1

	Internet: 0.4%
1,050,981	Shutterfly, Inc., 4.940%, (US0001M + 2.500%), 08/17/24	1,048,222	0.4

	Leisure Good/Activities/Movies: 6.6%
501,213	Airxcel, Inc. 2018 1st Lien Term Loan, 6.939%, (US0001M + 4.500%), 04/28/25	468,634	0.2
215,000	Airxcel, Inc. 2018 2nd Lien Term Loan, 11.189%, (US0001M + 8.750%), 04/27/26	195,112	0.1
Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Leisure Good/Activities/Movies: (continued)
	710,000	AMC Entertainment Holdings Inc. 2019 Term Loan B, 5.440%, (US0001M + 3.000%), 04/22/26	$708,314	0.2
	900,927	ClubCorp Club Operations, Inc. 2017 Incremental Term Loan, 5.351%, (US0003M + 2.750%), 09/18/24	869,113	0.3
	2,058,158	Equinox Holdings, Inc. 2017 1st Lien Term Loan, 5.439%, (US0001M + 3.000%), 03/08/24	2,053,333	0.7
	519,915	Equinox Holdings, Inc. 2017 2nd Lien Term Loan, 9.439%, (US0001M + 7.000%), 09/06/24	523,164	0.2
	1,773,974	Fitness International, LLC 2018 Term Loan B, 5.689%, (US0001M + 3.250%), 04/18/25	1,767,765	0.6
EUR	992,500	Fluidra Finco SLU 2018 EUR Term Loan B, 2.750%, (EUR001M + 2.750%), 07/02/25	1,114,592	0.4
EUR	1,000,000	Fugue Finance B.V. EUR Term Loan, 3.250%, (EUR003M + 3.250%), 09/01/24	1,113,891	0.4
EUR	1,000,000	GVC Holdings PLC 2018 EUR Term Loan B2, 2.750%, (EUR006M + 2.750%), 03/29/24	1,120,342	0.4
	997,475	Intrawest Resorts Holdings, Inc. Term Loan B1, 5.439%, (US0001M + 3.000%), 07/31/24	996,533	0.3
	1,629,054	Kingpin Intermediate Holdings LLC 2018 Term Loan B, 5.940%, (US0001M + 3.500%), 07/03/24	1,631,050	0.6
	2,081,127	Life Time, Inc. 2017 Term Loan B, 5.275%, (US0003M + 2.750%), 06/10/22	2,079,175	0.7
	678,300	NEP/NCP Holdco, Inc. 2018 1st Lien Term Loan, 5.689%, (US0001M + 3.250%), 10/20/25	677,241	0.2
	520,000	NEP/NCP Holdco, Inc. 2018 2nd Lien Term Loan, 9.439%, (US0001M + 7.000%), 10/19/26	515,288	0.2
	387,460	SRAM, LLC 2018 Term Loan B, 5.329%, (US0002M + 2.750%), 03/15/24	386,966	0.1
EUR	912,850	Thor Industries, Inc. EUR Term Loan B, 4.000%, (EUR001M + 4.000%), 02/01/26	997,694	0.3
	1,319,591	Thor Industries, Inc. USD Term Loan B, 6.250%, (US0001M + 3.750%), 02/01/26	1,292,649	0.4

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2019 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Leisure Good/Activities/Movies: (continued)
384,038	WeddingWire, Inc. 1st Lien Term Loan, 6.939%, (US0001M + 4.500%), 12/19/25	$384,038	0.1
140,000	WeddingWire, Inc. 2nd Lien Term Loan, 10.689%, (US0001M + 8.250%), 12/21/26	139,650	0.0
589,333	Winnebago Industries, Inc. 2017 Term Loan, 6.101%, (US0003M + 3.500%), 11/08/23	587,860	0.2
		19,622,404	6.6

	Leisure Time: 0.5%
1,444,088	24 Hour Fitness Worldwide, Inc. 2018 Term Loan B, 5.939%, (US0001M + 3.500%), 05/30/25	1,435,964	0.5

	Lodging & Casinos: 2.7%
1,415,514	Everi Payments Inc. Term Loan B, 5.439%, (US0001M + 3.000%), 05/09/24	1,416,399	0.5
1,645,325	Golden Entertainment, Inc. 2017 1st Lien Term Loan, 5.430%, (US0001M + 3.000%), 10/21/24	1,643,227	0.5
660,000	PCI Gaming Authority Term Loan, 5.503%, (US0003M + 3.000%), 05/15/26	661,119	0.2
2,325,252	Scientific Games International, Inc. 2018 Term Loan B5, 5.223%, (US0002M + 2.750%), 08/14/24	2,294,249	0.8
1,981,523	Stars Group Holdings B.V. (The) 2018 USD Incremental Term Loan, 6.101%, (US0003M + 3.500%), 07/10/25	1,984,496	0.7
		7,999,490	2.7

	Nonferrous Metals/Minerals: 1.0%
2,824,177	Covia Holdings Corporation Term Loan, 6.598%, (US0003M + 4.000%), 06/01/25	2,434,675	0.8
532,119	U.S. Silica Company 2018 Term Loan B, 6.500%, (US0001M + 4.000%), 05/01/25	508,174	0.2
		2,942,849	1.0

	Oil & Gas: 3.3%
511,138	Brazos Delaware II, LLC Term Loan B, 6.442%, (US0001M + 4.000%), 05/21/25	488,456	0.2
Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Oil & Gas: (continued)
620,000	Encino Acquisition Partners Holdings, LLC 2018 2nd Lien Term Loan, 9.189%, (US0001M + 6.750%), 10/29/25	$576,600	0.2
720,875	Glass Mountain Pipeline Holdings, LLC Term Loan B, 7.120%, (US0003M + 4.500%), 12/23/24	709,161	0.2
1,004,950	Grizzly Acquisitions Inc. 2018 Term Loan B, 5.850%, (US0003M + 3.250%), 10/01/25	1,005,787	0.3
1,869,730	HGIM Corp. 2018 Exit Term Loan, 8.743%, (US0003M + 6.000%), 07/03/23	1,808,964	0.6
695,000	Lower Cadence Holdings LLC Term Loan B, 6.503%, (US0001M + 4.000%), 05/22/26	695,869	0.2
815,000	Lucid Energy Group II LLC Incremental Term Loan B2, 5.503%, (US0003M + 3.000%), 02/17/25	782,909	0.3
945,450	McDermott Technology Americas Inc 2018 1st Lien Term Loan, 7.439%, (US0001M + 5.000%), 05/10/25	921,124	0.3
1,347,938	Medallion Midland Acquisition, LLC 1st Lien Term Loan, 5.689%, (US0001M + 3.250%), 10/30/24	1,332,773	0.5
340,086	MEG Energy Corp. 2017 Term Loan B, 5.939%, (US0001M + 3.500%), 12/31/23	339,661	0.1
199,500	Moda Ingleside Energy Center, LLC 2018 Term Loan B, 5.689%, (US0001M + 3.250%), 09/29/25	200,310	0.1
898,625	Navitas Midstream Midland Basin, LLC Term Loan B, 6.930%, (US0001M + 4.500%), 12/13/24	881,776	0.3
		9,743,390	3.3

	Publishing: 0.6%
874,355	Merrill Communications, LLC 2015 Term Loan, 7.833%, (US0003M + 5.250%), 06/01/22	882,005	0.3
753,612	Tribune Media Company Term Loan C, 5.439%, (US0001M + 3.000%), 01/27/24	754,644	0.2
180,814	Tribune Media Company Term Loan, 5.439%, (US0001M + 3.000%), 12/27/20	180,982	0.1
		1,817,631	0.6

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2019 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Radio & Television: 2.5%
2,135,838	A-L Parent LLC 2016 1st Lien Term Loan, 5.690%, (US0001M + 3.250%), 12/01/23	$2,130,498	0.7
1,821,211	Cumulus Media New Holdings Inc. Exit Term Loan, 6.940%, (US0001M + 4.500%), 05/15/22	1,816,263	0.6
1,254,851	Entercom Media Corp. 2017 Term Loan B, 5.178%, (US0001M + 2.750%), 11/18/24	1,254,851	0.4
2,451,294	Univision Communications Inc. Term Loan C5, 5.189%, (US0001M + 2.750%), 03/15/24	2,330,261	0.8
		7,531,873	2.5

	Retailers (Except Food & Drug): 4.5%
491,676	Academy, Ltd. 2015 Term Loan B, 6.454%, (US0001M + 4.000%), 07/01/22	361,382	0.1
1,059,621	Bass Pro Group, LLC Term Loan B, 7.439%, (US0001M + 5.000%), 09/25/24	1,034,779	0.3
1,926,623	Belk, Inc. TL B 1L, 7.285%, (US0003M + 4.750%), 12/12/22	1,544,307	0.5
1,424,022	BJs Wholesale Club, Inc. 2017 1st Lien Term Loan, 5.453%, (US0001M + 3.000%), 02/03/24	1,426,593	0.5
2,442,189	Jo-Ann Stores, Inc. 2016 Term Loan, 7.592%, (US0003M + 5.000%), 10/20/23	2,417,768	0.8
248,719	Jo-Ann Stores, Inc. 2018 2nd Lien Term Loan, 11.842%, (US0003M + 9.250%), 05/21/24	238,356	0.1
1,920,248	Leslies Poolmart, Inc. 2016 Term Loan, 5.981%, (US0002M + 3.500%), 08/16/23	1,869,041	0.6
2,948,908	Mens Wearhouse, Inc. (The) 2018 Term Loan, 5.736%, (US0001M + 3.250%), 04/09/25	2,668,762	0.9
2,566,300	Petco Animal Supplies, Inc. 2017 Term Loan B, 5.833%, (US0003M + 3.250%), 01/26/23	1,969,635	0.7
		13,530,623	4.5

	Software: 0.7%
2,209,069	Misys (Finastra) - TL B 1L, 6.101%, (US0003M + 3.500%), 06/13/24	2,169,030	0.7
Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Steel: 0.2%
677,986	GrafTech Finance, Inc. 2018 Term Loan B, 5.939%, (US0001M + 3.500%), 02/12/25	$673,732	0.2

	Surface Transport: 1.5%
2,424,313	Navistar International Corporation 2017 1st Lien Term Loan B, 5.960%, (US0001M + 3.500%), 11/06/24	2,428,332	0.8
745,732	PODS, LLC 2018 1st Lien Term Loan, 5.203%, (US0001M + 2.750%), 12/06/24	737,653	0.3
1,236,257	Savage Enterprises LLC 2018 1st Lien Term Loan B, 6.970%, (US0001M + 4.500%), 08/01/25	1,243,598	0.4
		4,409,583	1.5

	Telecommunications: 7.1%
739,801	Altice Financing SA 2017 USD Term Loan B, 5.190%, (US0001M + 2.750%), 07/15/25	711,442	0.2
1,290,350	Altice Financing SA USD 2017 1st Lien Term Loan, 5.182%, (US0001M + 2.750%), 01/31/26	1,238,736	0.4
1,472,550	Altice France S.A. USD Term Loan B12, 6.127%, (US0001M + 3.688%), 01/31/26	1,421,275	0.5
1,010,000	Asurion LLC 2017 2nd Lien Term Loan, 8.939%, (US0001M + 6.500%), 08/04/25	1,027,675	0.3
1,664,967	Asurion LLC 2017 Term Loan B4, 5.439%, (US0001M + 3.000%), 08/04/22	1,661,220	0.5
1,970,100	Asurion LLC 2018 Term Loan B7, 5.439%, (US0001M + 3.000%), 11/03/24	1,963,944	0.7
2,004,625	Avaya, Inc. 2018 Term Loan B, 6.690%, (US0001M + 4.250%), 12/15/24	1,966,202	0.7
1,100,000	CommScope, Inc. 2019 Term Loan B, 5.689%, (US0001M + 3.250%), 04/06/26	1,098,396	0.4
633,106	Consolidated Communications, Inc. 2016 Term Loan B, 5.440%, (US0001M + 3.000%), 10/04/23	620,127	0.2
2,255,650	Flexential Intermediate Corporation 2017 1st Lien Term Loan, 6.101%, (US0003M + 3.500%), 08/01/24	2,092,115	0.7

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2019 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Telecommunications: (continued)
1,480,439	Global Tel*Link Corporation 2018 1st Lien Term Loan, 6.689%, (US0001M + 4.250%), 11/29/25	$1,481,595	0.5
850,000	Global Tel*Link Corporation 2018 2nd Lien Term Loan, 10.689%, (US0001M + 8.250%), 11/29/26	836,542	0.3
1,246,859	GTT Communications, Inc. 2018 USD Term Loan B, 5.190%, (US0001M + 2.750%), 05/31/25	1,157,709	0.4
1,168,200	MTN Infrastructure TopCo Inc 1st Lien Term Loan B, 5.439%, (US0001M + 3.000%), 11/15/24	1,161,872	0.4
1,171,264	Securus Technologies Holdings, Inc. 2017 1st Lien Term Loan, 6.939%, (US0001M + 4.500%), 11/01/24	1,130,270	0.4
1,296,750	Sprint Communications, Inc. 2018 Term Loan B, 5.500%, (US0001M + 3.000%), 02/02/24	1,284,578	0.4
465,000	Syniverse Holdings, Inc. 2018 2nd Lien Term Loan, 11.440%, (US0001M + 9.000%), 03/11/24	339,450	0.1
		21,193,148	7.1

	Utilities: 1.7%
653,363	Edgewater Generation, L.L.C. Term Loan, 6.189%, (US0001M + 3.750%), 12/13/25	654,016	0.2
538,218	LMBE-MC Holdco II LLC Term Loan B, 6.610%, (US0003M + 4.000%), 11/14/25	537,881	0.2
1,588,125	Longview Power LLC Term Loan B, 8.590%, (US0003M + 6.000%), 04/13/21	1,421,372	0.5
483,119	MRP Generation Holdings, LLC Term Loan B, 9.601%, (US0003M + 7.000%), 10/18/22	471,041	0.1
812,037	Nautilus Power, LLC Term Loan B, 6.772%, (US0001M + 4.250%), 05/16/24	815,843	0.3
315,000	Sabre Industries, Inc. 2019 Term Loan B, 6.940%, (US0001M + 4.500%), 04/02/26	318,544	0.1
Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Utilities: (continued)
814,075	Southeast PowerGen, LLC Term Loan B, 5.940%, (US0001M + 3.500%), 12/02/21	$785,582	0.3
		5,004,279	1.7

	Total Senior Loans
	(Cost $416,216,732)	403,550,762	135.5

Shares			Value	Percentage of Net Assets
EQUITIES AND OTHER ASSETS: 0.4%
23,578	(2)	Cumulus Media, Inc. Class-A	377,248	0.1
42,798	(2)	Everyware Global, Inc.	27,819	0.0
4,398	(2)	Harvey Gulf International Marine LLC	114,348	0.0
19,651	(2)	Harvey Gulf International Marine LLC - Warrants	530,577	0.2
156,376	(2)	Longview Power LLC	152,467	0.1
57,894	(2)	Millennium Health, LLC	868	0.0
–	(3)	Millennium Health, LLC - Corporate Claims Trust	–	0.0
111	(2)	Southcross Holdings GP LLC	–	0.0
111	(2)	Southcross Holdings LP - Class A	58,275	0.0
	Total Equities and Other Assets
	(Cost $3,943,871)		1,261,602	0.4

	Total Investments (Cost $420,160,603)		$404,812,364	135.9
	Liabilities in Excess of Other Assets		(106,900,582)	(35.9)
	Net Assets		$297,911,782	100.0

*	Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates.
†	Unless otherwise indicated, principal amount is shown in USD.
(1)	All or a portion of this holding is subject to unfunded loan commitments.
(2)	Non-income producing security.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

Reference Rate Abbreviations:
EUR001M	1-month EURIBOR
EUR003M	3-month EURIBOR
US0001M	1-month LIBOR
US0001W	1-week LIBOR
US0002M	2-month LIBOR
US0003M	3-month LIBOR
US0006M	6-month LIBOR

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of May 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2019
Asset Table
Investments, at fair value
Senior Loans	$–	$403,550,762	$–	$403,550,762
Equities and Other Assets	377,248	884,354	–	1,261,602
Total Investments, at fair value	$377,248	$404,435,116	$–	$404,812,364
Other Financial Instruments+
Forward Foreign Currency Contracts	–	88,817	–	88,817
Total Assets	$377,248	$404,523,933	$–	$404,901,181
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(1,401)	$–	$(1,401)
Total Liabilities	$–	$(1,401)	$–	$(1,401)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and include open forward foreign currency contracts which are fair valued at the unrealized gain (loss) on the instrument.

At May 31, 2019, the following forward foreign currency contracts were outstanding for Voya Senior Income Fund:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 35,497,856	EUR 31,675,000	State Street Bank & Trust Co.	06/12/19	$88,817
EUR 4,880,000	USD 5,456,684	State Street Bank & Trust Co.	06/12/19	(1,401)
				$87,416

Currency Abbreviations
EUR	-	EU Euro
USD	-	United States Dollar

At May 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $420,308,513.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$667,139
Gross Unrealized Depreciation	(16,063,922)

Net Unrealized Depreciation	$(15,396,783)